Reserve for Property-Liability Insurance Claims and Claims Expense - Average annual percentage payout of incurred claims by age, net of reinsurance (Details)	Dec. 31, 2018
Auto
Claims Development [Line Items]
1 year	40.20%
2 years	27.30%
3 years	12.60%
4 years	8.00%
5 years	4.70%
Auto insurance - physical damage coverage
Claims Development [Line Items]
1 year	96.90%
2 years	3.10%
3 years	(0.20%)
4 years	0.00%
5 years	0.00%
Homeowners
Claims Development [Line Items]
1 year	74.70%
2 years	18.80%
3 years	2.90%
4 years	1.40%
5 years	0.70%